UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Michael W. Stockton

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio
January 31, 2016
unaudited
Common stocks 91.53% Energy 5.89%	Shares	Value (000)
BP PLC (ADR)	2,088,852	$67,616
Canadian Natural Resources, Ltd.	4,908,000	105,069
Chevron Corp.	4,062,400	351,276
ConocoPhillips	6,559,400	256,341
Devon Energy Corp.	663,800	18,520
Diamond Offshore Drilling, Inc.	728,941	13,551
Enbridge Inc.	3,353,300	116,024
Enbridge Inc. (CAD denominated)	815,270	28,318
EOG Resources, Inc.	1,413,500	100,387
Exxon Mobil Corp.	3,212,500	250,093
Halliburton Co.	317,000	10,077
Inter Pipeline Ltd.	1,302,900	21,112
Kinder Morgan, Inc.	4,239,500	69,740
Noble Energy, Inc.	701,200	22,698
Royal Dutch Shell PLC, Class A (ADR)	3,931,907	172,729
Schlumberger Ltd.	2,610,000	188,625
Spectra Energy Corp	5,625,500	154,420
Suncor Energy Inc.	1,694,310	40,129
		1,986,725
Materials 3.96%
Agrium Inc.	2,795,000	242,802
Barrick Gold Corp.	1,200,000	11,892
CRH PLC (ADR)	1,089,059	29,318
Dow Chemical Co.	4,426,337	185,906
E.I. du Pont de Nemours and Co.	690,000	36,404
Freeport-McMoRan Inc.	1,157,700	5,325
International Flavors & Fragrances Inc.	1,158,849	135,539
Monsanto Co.	2,567,900	232,652
Mosaic Co.	2,400,500	57,852
Nucor Corp.	1,099,600	42,961
Potash Corp. of Saskatchewan Inc.	3,036,800	49,500
Praxair, Inc.	2,809,924	280,992
WestRock Co.	723,060	25,510
		1,336,653
Industrials 15.60%
3M Co.	710,000	107,210
Boeing Co.	4,006,151	481,259
Canadian National Railway Co.	1,225,000	65,525
Caterpillar Inc.	773,400	48,136
CSX Corp.	10,217,193	235,200
Cummins Inc.	2,228,399	200,311
Danaher Corp.	1,200,000	103,980
Eaton Corp. PLC	1,265,000	63,895
Emerson Electric Co.	3,076,850	141,474
General Dynamics Corp.	2,541,164	339,931
American Mutual Fund — Page 1 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
General Electric Co.	18,986,585	$552,510
Illinois Tool Works Inc.	2,050,000	184,643
Lockheed Martin Corp.	2,548,460	537,725
Norfolk Southern Corp.	4,215,900	297,221
Precision Castparts Corp.	849,000	199,473
Republic Services, Inc.	2,836,300	123,946
Rockwell Automation	1,098,300	104,965
Siemens AG (ADR)	509,000	48,823
Snap-on Inc.	750,000	121,170
Union Pacific Corp.	5,172,400	372,413
United Parcel Service, Inc., Class B	2,914,300	271,613
United Technologies Corp.	2,823,174	247,564
Waste Management, Inc.	7,878,100	417,145
		5,266,132
Consumer discretionary 8.81%
Carnival Corp., units	6,244,100	300,528
Coach, Inc.	1,036,722	38,411
Comcast Corp., Class A	5,288,000	294,594
Hasbro, Inc.	1,948,788	144,756
Home Depot, Inc.	5,029,852	632,554
Johnson Controls, Inc.	2,662,580	95,507
Mattel, Inc.	1,847,964	50,985
McDonald’s Corp.	3,064,000	379,262
Newell Rubbermaid Inc.	6,893,200	267,318
Omnicom Group Inc.	1,300,000	95,355
Ross Stores, Inc.	332,000	18,678
Scripps Networks Interactive, Inc., Class A	598,000	36,460
Starbucks Corp.	1,206,000	73,289
Time Warner Cable Inc.	520,102	94,664
Time Warner Inc.	1,851,436	130,415
Viacom Inc., Class B	2,190,600	99,979
Whirlpool Corp.	225,000	30,238
Williams-Sonoma, Inc.	2,163,000	111,741
YUM! Brands, Inc.	1,115,600	80,736
		2,975,470
Consumer staples 7.84%
Coca-Cola Co.	14,139,900	606,884
Colgate-Palmolive Co.	1,130,000	76,309
ConAgra Foods, Inc.	2,528,550	105,289
Costco Wholesale Corp.	700,000	105,784
CVS Health Corp.	1,045,000	100,937
General Mills, Inc.	3,000,000	169,530
Kellogg Co.	1,539,423	113,055
Kimberly-Clark Corp.	1,000,000	128,420
Kraft Heinz Co.	2,292,000	178,914
Mead Johnson Nutrition Co.	743,000	53,860
Mondelez International, Inc.	3,552,900	153,130
PepsiCo, Inc.	1,235,769	122,712
Procter & Gamble Co.	7,473,400	610,502
Unilever PLC (ADR)	2,736,300	121,136
		2,646,462
American Mutual Fund — Page 2 of 8

unaudited
Common stocks Health care 14.88%	Shares	Value (000)
Abbott Laboratories	1,242,000	$47,010
AbbVie Inc.	17,325,800	951,186
Aetna Inc.	1,244,400	126,730
AmerisourceBergen Corp.	356,000	31,883
Amgen Inc.	7,764,272	1,185,837
AstraZeneca PLC (ADR)	4,058,000	130,749
Cardinal Health, Inc.	1,055,000	85,845
Eli Lilly and Co.	2,528,200	199,981
Gilead Sciences, Inc.	724,800	60,158
GlaxoSmithKline PLC[1]	3,400,000	70,042
Johnson & Johnson	2,745,000	286,688
Medtronic PLC	6,391,500	485,243
Merck & Co., Inc.	7,177,485	363,683
Novartis AG (ADR)	3,014,000	235,002
Pfizer Inc.	10,459,100	318,898
Quest Diagnostics Inc.	1,590,000	104,415
St. Jude Medical, Inc.	1,960,600	103,637
Stryker Corp.	1,563,840	155,055
UnitedHealth Group Inc.	700,000	80,612
		5,022,654
Financials 10.07%
Aon PLC, Class A	1,852,000	162,661
Arthur J. Gallagher & Co.	1,493,131	56,201
Bank of Montreal	218,926	11,755
Bank of New York Mellon Corp.	3,643,000	131,950
BB&T Corp.	2,046,000	66,822
Berkshire Hathaway Inc., Class B2	150,000	19,466
Capital One Financial Corp.	1,300,000	85,306
Chubb Ltd.	1,413,400	159,813
CME Group Inc., Class A	1,531,000	137,560
Discover Financial Services	1,944,200	89,025
Intercontinental Exchange, Inc.	542,918	143,222
Invesco Ltd.	3,501,300	104,794
JPMorgan Chase & Co.	4,312,400	256,588
Marsh & McLennan Companies, Inc.	4,296,394	229,127
McGraw Hill Financial, Inc.	321,643	27,346
Old Republic International Corp.	5,717,400	103,371
PNC Financial Services Group, Inc.	1,076,000	93,235
Principal Financial Group, Inc.	5,500,000	209,000
Progressive Corp.	3,195,500	99,859
RioCan Real Estate Investment Trust	2,027,203	35,801
Royal Bank of Canada	2,258,000	116,938
Simon Property Group, Inc.	90,000	16,765
State Street Corp.	2,695,700	150,231
Sun Life Financial Inc.	4,654,800	132,662
Toronto-Dominion Bank	1,989,400	75,279
Toronto-Dominion Bank (CAD denominated)	3,000,000	113,820
U.S. Bancorp	4,400,000	176,264
Ventas, Inc.	2,045,000	113,129
Wells Fargo & Co.	5,593,000	280,936
		3,398,926
American Mutual Fund — Page 3 of 8

unaudited
Common stocks Information technology 11.65%	Shares	Value (000)
Accenture PLC, Class A	1,514,000	$159,787
Alphabet Inc., Class A2	38,000	28,931
Alphabet Inc., Class C2	38,104	28,309
Analog Devices, Inc.	1,999,640	107,701
Apple Inc.	2,670,000	259,898
Automatic Data Processing, Inc.	2,923,300	242,897
Cisco Systems, Inc.	6,138,700	146,040
Hewlett Packard Enterprise Co.	1,790,500	24,637
Hewlett-Packard Co.	1,180,500	11,463
Intel Corp.	10,185,000	315,939
International Business Machines Corp.	623,000	77,744
KLA-Tencor Corp.	1,322,000	88,561
Linear Technology Corp.	1,863,700	79,636
Maxim Integrated Products, Inc.	1,500,000	50,100
Microsoft Corp.	15,525,607	855,306
NetApp, Inc.	2,228,500	48,871
Oracle Corp.	6,814,657	247,440
Paychex, Inc.	1,000,000	47,860
TE Connectivity Ltd.	525,000	30,009
Texas Instruments Inc.	18,311,644	969,235
Xilinx, Inc.	2,197,100	110,448
		3,930,812
Telecommunication services 6.88%
AT&T Inc.	16,866,000	608,188
BCE Inc.	1,000,000	40,300
TELUS Corp.	4,040,000	112,384
Verizon Communications Inc.	31,241,814	1,561,154
		2,322,026
Utilities 5.37%
American Electric Power Co., Inc.	1,435,000	87,492
Dominion Resources, Inc.	3,000,000	216,510
DTE Energy Co.	1,033,622	87,868
Duke Energy Corp.	1,452,957	109,408
Edison International	113,000	6,983
Exelon Corp.	11,121,885	328,874
PG&E Corp.	4,825,000	264,941
PPL Corp.	2,044,300	71,673
Sempra Energy	5,396,653	511,333
Xcel Energy Inc.	3,365,000	128,610
		1,813,692
Miscellaneous 0.58%
Other common stocks in initial period of acquisition		195,918
Total common stocks (cost: $23,986,940,000)		30,895,470
Preferred securities 0.03% Financials 0.03%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	11,041
Total preferred securities (cost: $10,004,000)		11,041
American Mutual Fund — Page 4 of 8

unaudited
Convertible stocks 0.08% Utilities 0.08%	Shares	Value (000)
Exelon Corp., convertible preferred, units	600,000	$25,812
Total convertible stocks (cost: $30,049,000)		25,812
Bonds, notes & other debt instruments 1.08% Corporate bonds & notes 0.79% Financials 0.79%	Principal amount (000)
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	$1,665	1,683
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	1,665	1,691
ERP Operating LP 5.125% 2016	2,400	2,411
ERP Operating LP 5.375% 2016	6,455	6,591
ERP Operating LP 5.75% 2017	8,783	9,271
ERP Operating LP 7.125% 2017	5,000	5,444
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	116,654	117,893
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	115,445	120,784
		265,768
U.S. Treasury bonds & notes 0.29% U.S. Treasury 0.29%
U.S. Treasury 1.875% 2017	39,050	39,733
U.S. Treasury 1.00% 2017	60,100	60,326
		100,059
Total bonds, notes & other debt instruments (cost: $344,326,000)		365,827
Short-term securities 7.23%
Abbott Laboratories 0.45% due 4/6/2016[3]	26,900	26,877
CAFCO, LLC 0.32%–0.49% due 2/22/2016–3/2/2016	105,500	105,468
Ciesco LLC 0.28% due 2/22/2016	50,000	49,988
Danaher Corp. 0.43% due 2/17/2016	50,000	49,990
Emerson Electric Co. 0.52% due 4/13/2016[3]	57,300	57,242
Estée Lauder Companies Inc. 0.37% due 2/16/2016[3]	25,000	24,995
ExxonMobil Corp. 0.33% due 2/3/2016	78,700	78,697
Fannie Mae 0.26% due 2/10/2016	100,000	99,990
Federal Home Loan Bank 0.15%–0.55% due 2/2/2016–8/29/2016	1,355,835	1,354,977
Freddie Mac 0.15%–0.41% due 2/10/2016–6/7/2016	450,000	449,464
Honeywell International Inc. 0.28% due 2/22/2016[3]	50,000	49,988
Jupiter Securitization Co., LLC 1.00% due 10/25/2016[3]	25,000	24,813
PepsiCo Inc. 0.37% due 3/8/2016[3]	24,100	24,090
Pfizer Inc 0.22% due 2/11/2016[3]	45,400	45,396
Total short-term securities (cost: $2,442,080,000)		2,441,975
Total investment securities 99.95% (cost: $26,813,399,000)		33,740,125
Other assets less liabilities 0.05%		15,781
Net assets 100.00%		$33,755,906
American Mutual Fund — Page 5 of 8

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $70,042,000, which represented .21% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $253,401,000, which represented .75% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that
American Mutual Fund — Page 6 of 8

unaudited
are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$1,986,725	$—	$—	$1,986,725
Materials	1,336,653	—	—	1,336,653
Industrials	5,266,132	—	—	5,266,132
Consumer discretionary	2,975,470	—	—	2,975,470
Consumer staples	2,646,462	—	—	2,646,462
Health care	4,952,612	70,042	—	5,022,654
Financials	3,398,926	—	—	3,398,926
Information technology	3,930,812	—	—	3,930,812
Telecommunication services	2,322,026	—	—	2,322,026
Utilities	1,813,692	—	—	1,813,692
Miscellaneous	195,918	—	—	195,918
Preferred securities	11,041	—	—	11,041
Convertible stocks	25,812	—	—	25,812
Bonds, notes & other debt instruments	—	365,827	—	365,827
Short-term securities	—	2,441,975	—	2,441,975
Total	$30,862,281	$2,877,844	$—	$33,740,125

American Mutual Fund — Page 7 of 8

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$8,144,113
Gross unrealized depreciation on investment securities	(1,119,107)
Net unrealized appreciation on investment securities	7,025,006
Cost of investment securities	26,715,119
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-003-0316O-S49193	American Mutual Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 30, 2016

By _/s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: March 30, 2016